OPERATING SEGMENT INFORMATION - FINANCIAL INFORMATION BY SEGMENT (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment			2		2
Revenues:
Revenues	$ 582	$ 532	$ 1,681	$ 1,648	$ 2,139	$ 2,162	$ 1,549
Segment Adjusted EBITDA
Segment adjusted EBITDA	134	21	277	38
Reconciliation of Adjusted EBITDA to net loss:
Interest expense	(30)	(14)	(54)	(44)	(59)	(52)	(25)
Interest income	22	2	25	13	15	22	23
Income tax (expense) benefit- continuing operations	(14)	7	(26)	14	23	34	18
Depreciation and amortization	(35)	(30)	(95)	(84)	(114)	(100)	(87)
Net income attributable to noncontrolling interests	2	3	8	8
Other adjustments:
Business acquisition and integration expenses	(4)	(3)	(2)	(11)
Net income from discontinued operations		2	8	8	8	10	9
Gain (loss) on disposition of business/assets		23		23
Certain legal settlements and related expenses			(1)	(1)
Amortization of pension and postretirement actuarial losses	(5)	(3)	(13)	(8)
Net plant incident costs	(1)	(3)	(4)	2
Restructuring, impairment and plant closing costs	(16)	(7)	(49)	(31)	(35)	(220)	(60)
Net income (loss)	53	(2)	74	(73)	(77)	(352)	(162)
Depreciation and Amortization:
Depreciation and amortization	35	30	95	84	114	100	87
Capital Expenditures:
Capital Expenditures			97	76	103	203	136
Total Assets
Total Assets	2,724		2,724		2,661	3,413
Operating segments
Revenues:
Revenues					2,139	2,162	1,549
Segment Adjusted EBITDA
Segment adjusted EBITDA	142	38	325	84	77	8	27
Reconciliation of Adjusted EBITDA to net loss:
Interest expense					(59)	(52)	(25)
Interest income					15	22	23
Income tax (expense) benefit- continuing operations					23	34	18
Depreciation and amortization					(114)	(100)	(87)
Net income attributable to noncontrolling interests					10	7	2
Other adjustments:
Business acquisition and integration expenses					(11)	(44)	(45)
Net income from discontinued operations					8	10	9
Purchase accounting adjustments							(11)
Gain (loss) on disposition of business/assets					22	(1)	1
Certain legal settlements and related expenses					(2)	(3)	(3)
Amortization of pension and postretirement actuarial losses					(10)	(9)	(11)
Net plant incident costs					(1)	(4)
Restructuring, impairment and plant closing costs					(35)	(220)	(60)
Net income (loss)					(77)	(352)	(162)
Depreciation and Amortization:
Depreciation and amortization					114	100	87
Capital Expenditures:
Capital Expenditures					103	203	136
Total Assets
Total Assets					2,535	3,205	3,722
Operating segments | Titanium Dioxide
Revenues:
Revenues	431	392	1,217	1,197	1,554	1,584	1,411
Segment Adjusted EBITDA
Segment adjusted EBITDA	127	22	268	28	61	(8)	62
Reconciliation of Adjusted EBITDA to net loss:
Depreciation and amortization					(87)	(72)	(73)
Depreciation and Amortization:
Depreciation and amortization					87	72	73
Capital Expenditures:
Capital Expenditures					73	124	109
Total Assets
Total Assets					1,561	1,707	2,059
Operating segments | Performance Additives
Revenues:
Revenues	151	140	464	451	585	578	138
Segment Adjusted EBITDA
Segment adjusted EBITDA	15	16	57	56	69	69	14
Reconciliation of Adjusted EBITDA to net loss:
Depreciation and amortization					(19)	(20)	(5)
Depreciation and Amortization:
Depreciation and amortization					19	20	5
Capital Expenditures:
Capital Expenditures					30	79	27
Total Assets
Total Assets					764	783	724
Corporate and Other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (8)	$ (17)	$ (48)	$ (46)	(53)	(53)	(49)
Reconciliation of Adjusted EBITDA to net loss:
Depreciation and amortization					(8)	(8)	(9)
Depreciation and Amortization:
Depreciation and amortization					8	8	9
Total Assets
Total Assets					$ 210	$ 715	$ 939